Related party transactions - Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and short-term employee benefits	$ 5,861	$ 4,369
Share-based payments	23,895	5,955
Key management personnel compensation	$ 29,756	$ 10,324